Segmented Information	12 Months Ended
Dec. 31, 2014
Segmented Information
Segmented Information

21.Segmented Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $79,174 including prepaid land lease payments, property, plant and equipment and licenses are all located in mainland China (December 31, 2013 - $79,683). The Company’s total assets by geographic location are as follows:

	December 31, 2014	December 31, 2013
Assets
Mainland China	$207,645	$199,703
Hong Kong	30,885	40,990
Total	$238,530	$240,693

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2014	2013	2012
Sales
Inactivated hepatitis vaccines	$48,450	$47,202	$39,951
Influenza vaccines	12,131	12,156	9,191
H5N1	201	10,736	—
Mumps	2,150	1,680	24
Rabend	169	750	50
Total	$63,101	$72,524	$49,216

The H5N1 vaccines were all sold to the Chinese government. The Company’s sales of H5N1 vaccines are dependent on government stockpiling purchases. Loss of such government stockpiling purchases would have a material adverse effect on the Company’s total sales.

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2014	2013	2012
Sales
Mainland China	$62,124	$71,397	$48,199
Foreign countries	977	1,127	1,017
Total	$63,101	$72,524	$49,216